Fair Value - Summary of Financial Assets or Liabilities Recorded at Fair value on Recurring Basis (Details) - Fair Value Measurement Recurring - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Market Approach
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	$ 10,633	$ 24,947
Income Approach
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	8,386	5,331
Level 2 | Market Approach | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	10,633	24,947
Level 3 | Income Approach | Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	$ 8,386	$ 5,331